Leases - Schedule of Weighted Average Remaining Lease Terms and Discount Rates (Details)	Jun. 30, 2020
Leases [Abstract]
Weighted average remaining lease term (years)	15 years 3 months 26 days
Weighted average discount rate	5.79%